Concentration of Risks	12 Months Ended
Mar. 31, 2014
Risks And Uncertainties [Abstract]
Concentration of Risks

25. CONCENTRATION OF RISKS

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk primarily consist of cash and cash equivalents, time deposits, restricted cash, available-for-sale investments, financial assets included in deposits and other assets and accounts and bills receivable.

Substantially all of the Company’s cash and cash equivalents, time deposits, restricted cash, interest receivable, and available-for-sale investments were financial assets that management believes are of high credit quality.

The Company’s concentration on a limited number of customers will continue to represent a substantial portion of our sales for the foreseeable future. The loss of any major customers or a decrease or delay in orders, or anticipated spending by such customers could materially reduce our revenues and profitability. Our largest customers could also engage in business combinations, which could increase their size, reduce their demand for our products as they recognize synergies or rationalize assets and increase or decrease the portion of their sales to any single customer.

The Company conducts credit evaluations of its customers but does not require collateral or other security from its customers. The Company makes allowance for doubtful accounts primarily based on the age of receivables and factors surrounding the customers’ credit risk.

Current vulnerability due to certain concentrations

The Company’s operations are mainly conducted in Hong Kong and Mainland China with a majority of its sales from continuing operations to Asia. As a result, the Company’s businesses, financial condition, results of operations and cash flows may be influenced by the political, economic and legal environments in Hong Kong and Mainland China, and by the general state of the Hong Kong and Mainland China economies.

The Company’s operations may be adversely affected by significant political, economic and social uncertainties in Mainland China. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting its political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

A significant portion of the Company’s business is transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions generally requires submitting a payment application form together with suppliers’ invoices, shipping documents, signed contracts and/or other documents, as appropriate.

A significant portion of the Company’s sales in previous years from discontinued operations were made to the U.S. and the Company is responsible for ensuring that its products are safe and satisfy all of the requirements of the consumer products safety commission (“CPSC”) in the U.S. This may also apply to OEM products manufactured by the Company to customer specifications. In the event of a recall required by the CPSC, the customers may require the Company to provide replacement conforming units at its cost, which could have a material adverse effect on its business, quality reputation and results of operations.